Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.7%
AAR Corp.
(a) (b)
....................... 367,832 $ 52,574,228
Aevex Corp. , Class A
(a) (b)
................ 151,607 3,167,070
Archer Aviation, Inc. , Class A
(a) (b)
........... 1,350,541 6,388,059
Astronics Corp.
(a) (b)
.................... 291,197 23,662,668
Astronics Corp. , Class B
(a) (b)
.............. 40,724 3,094,994
Beta Technologies, Inc. , Class A
(a) (b)
........ 92,772 1,553,931
Cadre Holdings, Inc. ................... 294,940 8,408,739
Ducommun, Inc.
(b)
.................... 120,005 22,226,126
Eve Holding, Inc.
(a) (b)
................... 930,481 2,335,507
Firefly Aerospace, Inc.
(a) (b)
............... 734,173 21,584,686
Innovative Solutions & Support, Inc.
(b)
....... 138,639 2,495,502
Intuitive Machines, Inc. , Class A
(a) (b)
......... 1,177,295 25,182,340
Mercury Systems, Inc.
(a) (b)
............... 518,540 63,432,998
Moog, Inc. , Class A ................... 263,508 111,685,231
National Presto Industries, Inc. ............ 17,058 2,132,079
Park Aerospace Corp. .................. 173,170 6,608,167
Red Cat Holdings, Inc.
(a) (b)
............... 1,025,018 10,916,442
Redwire Corp.
(a) (b)
..................... 1,056,677 12,923,160
Satellogic, Inc. , Class A
(a) (b)
.............. 892,094 5,102,778
Sidus Space, Inc. , Class A
(a) (b)
............ 713,620 2,005,272
Starfighters Space, Inc.
(a) (b)
.............. 287,380 1,528,862
Swarmer, Inc.
(a) (b)
..................... 29,710 1,316,450
TAT Technologies Ltd.
(a) (b)
............... 112,060 5,404,654
V2X, Inc.
(b)
......................... 20,236 1,508,796
Voyager Technologies, Inc. , Class A
(a) (b)
...... 477,833 15,410,114
VSE Corp. ......................... 15,411 3,521,414
York Space Systems, Inc.
(a) (b)
............. 178,823 4,402,622
420,572,889
Air Freight & Logistics — 0.0%
Forward Air Corp.
(b)
................... 216,125 2,919,849
Automobile Components — 0.5%
Dana, Inc. .......................... 1,019,435 27,738,826
Dorman Products, Inc.
(a) (b)
............... 64,897 8,855,196
LCI Industries ....................... 23,030 2,438,416
Patrick Industries, Inc. ................. 125,613 11,277,535
Phinia, Inc. ......................... 191,113 15,741,978
Solid Power, Inc. , Class A
(a) (b)
............. 1,172,572 3,036,962
XPEL, Inc.
(a) (b) (c)
...................... 235,678 11,689,629
80,778,542
Automobiles — 0.1%
(a)(b)
Livewire Group, Inc. ................... 150,182 168,204
Lucid Group, Inc. , Class A ............... 1,194,766 7,992,984
8,161,188
Banks — 2.1%
Amalgamated Financial Corp. ............ 20,569 944,117
Axos Financial, Inc.
(a) (b)
................. 61,362 5,976,045
Banc of California, Inc. ................. 74,261 1,517,152
BancFirst Corp. ...................... 14,818 1,646,724
Bancorp, Inc. (The)
(b)
.................. 352,339 22,070,515
Bank First Corp. ..................... 16,344 2,424,632
Bank of Hawaii Corp. .................. 248,063 20,214,654
Bank of NT Butterfield & Son Ltd. (The) ...... 93,411 5,557,955
Bank7 Corp. ........................ 3,704 181,311
Bankwell Financial Group, Inc. ............ 11,348 666,695
BCB Bancorp, Inc. .................... 14,770 158,334
Beacon Financial Corp. ................. 67,187 2,045,844
Bridgewater Bancshares, Inc.
(a) (b)
.......... 107,756 2,267,186
Carter Bankshares, Inc. ................ 38,927 1,323,907
Chemung Financial Corp. ............... 4,114 306,822
Citizens Financial Services, Inc. ........... 3,433 248,687
City Holding Co. ..................... 72,874 9,666,007
Security
Shares
Shares Value
Banks (continued)
Coastal Financial Corp.
(a) (b)
.............. 121,871 $ 9,446,221
Columbia Financial, Inc.
(a) (b)
.............. 16,891 358,427
Community Bancorp
(a)
.................. 9,350 365,585
Community Financial System, Inc. ......... 115,912 7,780,013
Community West Bancshares ............ 44,812 1,203,650
ConnectOne Bancorp, Inc. .............. 121,488 4,062,559
Customers Bancorp, Inc.
(b)
............... 20,879 1,651,529
Dime Commercial Bancshares, Inc. ........ 71,216 2,894,930
Equity Bancshares, Inc. , Class A .......... 29,053 1,423,307
Esquire Financial Holdings, Inc. ........... 67,437 8,032,421
Finwise Bancorp
(a) (b)
................... 62,498 906,221
First BanCorp ....................... 124,331 3,241,309
First Business Financial Services, Inc. ....... 4,231 267,272
First Financial Bankshares, Inc. ........... 576,067 19,931,918
Five Star Bancorp .................... 104,241 5,075,494
GBank Financial Holdings, Inc.
(a) (b)
......... 90,956 2,756,876
Glacier Bancorp, Inc. .................. 259,410 13,380,368
Greene County Bancorp, Inc.
(a)
............ 8,755 294,081
Hingham Institution for Savings (The)
(a)
...... 1,765 542,120
International Bancshares Corp. ........... 53,688 4,077,604
Lakeland Financial Corp. ................ 140,068 8,644,997
Live Oak Bancshares, Inc. ............... 165,093 6,742,398
Metrocity Bankshares, Inc. .............. 144,522 5,186,895
Metropolitan Bank Holding Corp. .......... 26,261 2,593,536
Nicolet Bankshares, Inc. ................ 57,474 9,505,625
Northeast Bank ...................... 47,021 6,231,693
Northfield Bancorp, Inc. ................ 46,737 688,436
Northrim Bancorp, Inc. ................. 16,243 450,581
OceanFirst Financial Corp. .............. 156,664 3,059,648
Old National Bancorp .................. 365,982 9,478,934
Old Second Bancorp, Inc. ............... 35,361 824,619
OP Bancorp ........................ 11,983 179,625
Orange County Bancorp, Inc. ............. 37,407 1,375,830
Origin Bancorp, Inc. ................... 15,648 800,395
Pathward Financial, Inc.
(a)
............... 141,527 12,321,341
Patriot National Bancorp, Inc.
(b)
........... 38,523 36,886
PCB Bancorp ....................... 14,657 415,819
Peapack-Gladstone Financial Corp.
(a)
....... 70,052 3,315,561
Peoples Financial Services Corp. .......... 10,160 674,319
Primis Financial Corp. .................. 85,347 1,397,130
Princeton Bancorp, Inc. ................. 9,704 368,267
Richmond Mutual Bancorp, Inc. ........... 7,860 124,817
ServisFirst Bancshares, Inc. ............. 455,389 39,504,996
SmartFinancial, Inc. ................... 26,848 1,259,708
Southern Missouri Bancorp, Inc. ........... 7,908 602,669
Southside Bancshares, Inc. .............. 40,300 1,418,157
Stock Yards Bancorp, Inc. ............... 46,099 3,525,191
Texas Capital Bancshares, Inc. ........... 56,426 5,826,549
Triumph Financial, Inc.
(a) (b)
............... 108,175 8,254,834
UMB Financial Corp. .................. 54,841 7,829,101
Unity Bancorp, Inc. .................... 37,192 2,182,799
USCB Financial Holdings, Inc. , Class A ...... 43,766 895,452
Valley National Bancorp ................ 1,174,005 17,199,173
West Bancorp, Inc. .................... 25,274 670,519
328,494,992
Beverages — 0.3%
(b)
Boston Beer Co., Inc. (The) , Class A ........ 49,803 8,816,625
National Beverage Corp. ................ 191,928 5,988,154
Vita Coco Co., Inc. (The) ................ 451,957 29,892,436
44,697,215
Biotechnology — 15.8%
(b)
Absci Corp.
(a)
....................... 1,062,417 12,313,413
ACADIA Pharmaceuticals, Inc.
(a)
........... 1,185,341 29,989,127

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Achieve Life Sciences, Inc.
(a)
............. 728,214 $ 4,755,237
Actuate Therapeutics, Inc. ............... 4,634 7,090
ADC Therapeutics SA .................. 202,153 216,304
ADMA Biologics, Inc. .................. 2,121,432 17,756,386
Agenus, Inc.
(a)
....................... 212,666 650,758
Agios Pharmaceuticals, Inc. .............. 31,614 1,173,195
Akebia Therapeutics, Inc.
(a)
.............. 2,161,583 2,464,205
Aktis Oncology, Inc.
(a)
.................. 136,645 4,404,068
Alector, Inc. ........................ 817,777 1,643,732
Alkermes plc ........................ 1,230,774 64,486,404
ALX Oncology Holdings, Inc. ............. 1,009,372 2,089,400
AnaptysBio, Inc.
(a)
.................... 184,854 12,477,645
Anavex Life Sciences Corp.
(a)
............. 142,419 368,865
Annexon, Inc. ....................... 1,424,572 8,134,306
Apogee Therapeutics, Inc. ............... 414,719 55,045,653
Arbutus Biopharma Corp.
(a)
.............. 1,472,016 7,065,677
Arcus Biosciences, Inc. ................. 646,121 19,919,910
Arcutis Biotherapeutics, Inc.
(a)
............ 1,052,271 27,590,546
Ardelyx, Inc. ........................ 2,247,520 11,462,352
Armata Pharmaceuticals, Inc. ............ 110,942 718,904
ArriVent Biopharma, Inc.
(a)
............... 348,665 12,112,622
ARS Pharmaceuticals, Inc.
(a)
............. 576,209 4,615,434
Artiva Biotherapeutics, Inc. .............. 176 1,707
Atrium Therapeutics, Inc. ............... 87,768 1,180,480
Aura Biosciences, Inc.
(a)
................ 392,884 2,789,476
Aurinia Pharmaceuticals, Inc.
(a)
............ 1,097,103 18,617,838
Avalo Therapeutics, Inc. ................ 189,786 3,507,245
Beam Therapeutics, Inc.
(a)
............... 817,233 28,047,437
Benitec Biopharma, Inc.
(a)
............... 11,654 155,930
Bicara Therapeutics, Inc.
(a)
.............. 354,926 10,537,753
BioCryst Pharmaceuticals, Inc.
(a)
........... 2,140,981 21,409,810
Biohaven Ltd. ....................... 1,227,935 18,271,673
Bright Minds Biosciences, Inc.
(a)
........... 69,324 4,866,545
Cabaletta Bio, Inc. .................... 485,055 1,508,521
CAMP4 Therapeutics Corp. .............. 268,078 1,171,501
Candel Therapeutics, Inc.
(a)
.............. 554,050 5,706,715
Capricor Therapeutics, Inc.
(a)
............. 494,499 11,907,536
CareDx, Inc. ........................ 471,596 13,440,486
Cartesian Therapeutics, Inc. ............. 16,987 177,005
Catalyst Pharmaceuticals, Inc. ............ 1,082,605 34,026,275
Celcuity, Inc.
(a)
....................... 353,855 37,020,310
Celldex Therapeutics, Inc.
(a)
.............. 592,174 22,034,795
CG oncology, Inc.
(a)
................... 678,610 48,215,240
Climb Bio, Inc. ....................... 144,858 1,888,948
Cogent Biosciences, Inc.
(a)
............... 1,533,326 59,339,716
Coherus Oncology, Inc.
(a)
............... 435,104 609,146
Connect Biopharma Holdings Ltd. , ADR ...... 378,166 900,035
Corvus Pharmaceuticals, Inc.
(a)
........... 633,424 9,463,355
Crescent Biopharma, Inc.
(a)
.............. 199,069 3,583,242
CRISPR Therapeutics AG ............... 112,278 6,123,642
Cytokinetics, Inc. ..................... 130,670 11,131,777
CytomX Therapeutics, Inc.
(a)
............. 909,556 3,410,835
Damora Therapeutics, Inc. .............. 337,992 8,791,172
Denali Therapeutics, Inc.
(a)
.............. 74,062 1,904,875
Design Therapeutics, Inc. ............... 287,891 4,165,783
DiaMedica Therapeutics, Inc.
(a)
............ 342,814 2,413,411
Dianthus Therapeutics, Inc.
(a)
............. 442,736 43,157,905
Disc Medicine, Inc. .................... 260,156 19,027,810
Dyne Therapeutics, Inc.
(a)
............... 436,213 9,688,291
Editas Medicine, Inc. .................. 840,783 2,724,137
Eikon Therapeutics, Inc.
(a)
............... 140,217 1,829,832
Eledon Pharmaceuticals, Inc.
(a)
............ 720,635 2,839,302
Elicio Therapeutics, Inc.
(a)
............... 121,230 474,009
Enanta Pharmaceuticals, Inc. ............. 125,704 1,832,764
Erasca, Inc. ........................ 1,732,533 31,740,005
Security
Shares
Shares Value
Biotechnology (continued)
Evommune, Inc.
(a)
.................... 118,607 $ 1,576,287
Fennec Pharmaceuticals, Inc.
(a)
........... 271,649 2,920,227
First Tracks Biotherapeutics, Inc.
(a)
......... 150,145 3,020,917
Foghorn Therapeutics, Inc. .............. 341,202 1,665,066
Forte Biosciences, Inc.
(a)
................ 179,687 3,818,349
Galectin Therapeutics, Inc.
(a)
............. 308,686 1,432,303
Generate Biomedicines, Inc.
(a)
............ 157,254 2,652,875
Geron Corp.
(a)
....................... 5,121,022 6,554,908
Greenwich Lifesciences, Inc.
(a)
............ 63,026 1,478,590
Gyre Therapeutics, Inc.
(a)
............... 120,267 792,559
Heron Therapeutics, Inc.
(a)
............... 1,356,113 578,789
Ideaya Biosciences, Inc. ................ 76,948 2,867,852
Immix Biopharma, Inc. ................. 369,284 3,807,318
ImmunityBio, Inc.
(a)
.................... 3,554,720 31,121,574
Immunome, Inc.
(a)
.................... 969,252 20,538,450
Immunovant, Inc.
(a)
.................... 784,627 30,231,678
Inhibrx Biosciences, Inc.
(a)
............... 71,850 6,807,787
Ironwood Pharmaceuticals, Inc. , Class A ..... 1,408,485 5,929,722
Jade Biosciences, Inc. ................. 297,763 6,616,294
Kailera Therapeutics, Inc. ............... 290,241 6,394,009
Karyopharm Therapeutics, Inc.
(a)
.......... 70,354 687,359
Kiniksa Pharmaceuticals International plc , Class
A
(a)
............................ 396,601 25,362,634
Kodiak Sciences, Inc. .................. 368,302 14,349,046
Korro Bio, Inc.
(a)
...................... 57,170 753,501
Krystal Biotech, Inc.
(a)
.................. 240,355 89,332,743
Kura Oncology, Inc. ................... 796,807 8,740,973
Kymera Therapeutics, Inc.
(a)
.............. 475,876 54,568,701
Kyverna Therapeutics, Inc. .............. 34,035 303,252
Larimar Therapeutics, Inc. ............... 622,757 1,899,409
Lineage Cell Therapeutics, Inc.
(a)
.......... 1,724,014 2,258,458
MacroGenics, Inc. .................... 511,077 2,361,176
MannKind Corp.
(a)
.................... 2,830,995 12,060,039
MapLight Therapeutics, Inc.
(a)
............. 83,498 2,992,568
MeiraGTx Holdings plc
(a)
................ 442,715 5,981,080
Mineralys Therapeutics, Inc.
(a)
............ 536,922 14,486,156
Minerva Neurosciences, Inc. ............. 219,327 1,217,265
Mirum Pharmaceuticals, Inc.
(a)
............ 436,641 51,117,562
Monopar Therapeutics, Inc.
(a)
............. 10,426 965,343
Monte Rosa Therapeutics, Inc.
(a)
........... 692,756 16,764,695
Nurix Therapeutics, Inc. ................ 679,093 16,474,796
Nuvalent, Inc. , Class A ................. 494,152 61,027,772
Nuvectis Pharma, Inc.
(a)
................ 159,928 2,941,076
Ocugen, Inc.
(a)
....................... 2,201,408 3,368,154
Olema Pharmaceuticals, Inc.
(a)
............ 123,731 1,547,875
Opus Genetics, Inc.
(a)
.................. 500,958 2,058,937
ORIC Pharmaceuticals, Inc.
(a)
............ 213,683 2,314,187
Oruka Therapeutics, Inc. ................ 471,264 44,850,195
Ovid therapeutics, Inc.
(a)
................ 168,374 452,926
Palisade Bio, Inc.
(a)
.................... 245,460 513,011
Palvella Therapeutics, Inc.
(a)
............. 100,880 15,416,482
Praxis Precision Medicines, Inc.
(a)
.......... 235,188 78,738,590
Precigen, Inc.
(a)
...................... 1,775,390 10,119,723
Prelude Therapeutics, Inc. ............... 259,736 1,384,393
Prime Medicine, Inc.
(a)
.................. 721,003 2,660,501
ProKidney Corp.
(a)
.................... 405,581 827,385
Protagonist Therapeutics, Inc. ............ 565,996 69,379,790
Protalix BioTherapeutics, Inc.
(a)
........... 692,746 1,614,098
Prothena Corp. plc
(a)
................... 250,714 2,454,490
PTC Therapeutics, Inc. ................. 650,941 53,097,257
Puma Biotechnology, Inc. ............... 66,746 541,310
Recursion Pharmaceuticals, Inc. , Class A
(a)
... 439,250 1,612,047
REGENXBIO, Inc. .................... 376,669 4,512,495
Relay Therapeutics, Inc. ................ 1,190,949 22,282,656
Rezolute, Inc. ....................... 97,539 507,203

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Rhythm Pharmaceuticals, Inc.
(a)
........... 507,551 $ 56,353,387
Sagimet Biosciences, Inc. , Class A
(a)
........ 429,863 3,322,841
Sana Biotechnology, Inc.
(a)
............... 1,674,417 5,843,715
Sarepta Therapeutics, Inc. ............... 67,399 1,211,160
Savara, Inc.
(a)
....................... 1,431,296 8,816,783
Scholar Rock Holding Corp.
(a)
............ 968,427 53,263,485
SELLAS Life Sciences Group, Inc.
(a)
........ 1,735,439 25,615,080
Shattuck Labs, Inc.
(a)
.................. 499,786 3,468,515
Sionna Therapeutics, Inc.
(a)
.............. 172,505 7,588,495
Solid Biosciences, Inc. ................. 357,880 3,575,221
Spruce Biosciences, Inc. ................ 6,344 342,576
Spyre Therapeutics, Inc.
(a)
............... 684,877 60,803,380
Stoke Therapeutics, Inc.
(a)
............... 506,469 16,571,666
Surrozen, Inc. ....................... 63,676 1,652,392
Sutro Biopharma, Inc.
(a)
................. 20,958 695,806
Syndax Pharmaceuticals, Inc. ............ 818,731 17,897,460
Tango Therapeutics, Inc. ................ 1,273,347 39,804,827
Taysha Gene Therapies, Inc.
(a)
............ 2,204,748 15,014,334
Tectonic Therapeutic, Inc.
(a)
.............. 19,464 669,075
TG Therapeutics, Inc.
(a)
................. 1,338,843 73,556,034
Travere Therapeutics, Inc. ............... 822,213 46,709,920
TriSalus Life Sciences, Inc.
(a)
............. 448,455 2,040,470
Twist Bioscience Corp.
(a)
................ 571,076 58,752,299
Tyra Biosciences, Inc. .................. 338,255 10,803,865
Ultragenyx Pharmaceutical, Inc. ........... 407,672 13,612,168
Unicycive Therapeutics, Inc.
(a)
............ 200,970 942,549
UroGen Pharma Ltd.
(a)
................. 338,127 12,443,074
Vaxcyte, Inc.
(a)
....................... 823,101 47,846,861
Vera Therapeutics, Inc. , Class A
(a)
.......... 587,768 25,221,125
Veracyte, Inc. ....................... 579,975 34,061,932
Verastem, Inc.
(a)
...................... 747,261 2,854,537
Vericel Corp.
(a)
....................... 474,090 21,092,264
Viridian Therapeutics, Inc.
(a)
.............. 89,008 1,635,077
Vor BioPharma, Inc. ................... 249,934 4,601,285
Xenon Pharmaceuticals, Inc. ............. 902,676 54,485,523
XOMA Royalty Corp.
(a)
................. 65,837 2,798,072
Z Squared, Inc.
(a)
..................... 408,967 4,326,871
Zenas Biopharma, Inc.
(a)
................ 266,584 6,765,902
Zura Bio Ltd. , Class A .................. 551,503 3,253,868
Zymeworks, Inc. ..................... 432,702 11,310,830
2,422,425,090
Broadline Retail — 0.1%
(b)
Pattern Group, Inc. , Class A .............. 302,662 7,624,056
Savers Value Village, Inc.
(a)
.............. 352,107 3,552,759
11,176,815
Building Products — 1.3%
AZZ, Inc. .......................... 277,222 42,983,271
CSW Industrials, Inc. .................. 149,407 41,579,968
Griffon Corp. ........................ 266,008 25,943,760
Resideo Technologies, Inc.
(b)
............. 219,726 6,833,479
Tecnoglass, Inc. ...................... 212,280 9,936,827
Zurn Elkay Water Solutions Corp. .......... 1,391,310 70,302,894
197,580,199
Capital Markets — 2.7%
Acadian Asset Management, Inc. .......... 260,446 18,627,098
AlTi Global, Inc. , Class A
(b)
............... 163,292 589,484
Artisan Partners Asset Management, Inc. , Class
A ............................. 358,156 12,367,127
Bakkt, Inc. , Class A
(a) (b)
................. 61,492 480,252
BGC Group, Inc. , Class A ............... 3,471,462 37,109,929
Chaince Digital Holdings, Inc.
(a) (b)
.......... 583,383 2,549,384
Cohen & Steers, Inc. .................. 244,907 18,647,219
Donnelley Financial Solutions, Inc.
(b)
........ 179,506 7,530,277
Security
Shares
Shares Value
Capital Markets (continued)
GCM Grosvenor, Inc. , Class A ............ 510,701 $ 6,281,622
Marex Group plc ..................... 423,350 25,803,182
Miami International Holdings, Inc.
(a) (b)
........ 704,210 26,168,444
Moelis & Co. , Class A .................. 529,559 34,643,750
Open Lending Corp.
(b)
.................. 320,392 996,419
Patria Investments Ltd. , Class A ........... 611,111 6,709,999
Perella Weinberg Partners , Class C ........ 646,032 10,310,671
Piper Sandler Cos.
(a)
................... 650,408 47,050,515
PJT Partners, Inc. , Class A .............. 125,280 18,909,763
Ridgepost Capital, Inc. , Class A ........... 565,097 4,447,313
StepStone Group, Inc. , Class A ........... 40,069 1,657,254
StoneX Group, Inc.
(a) (b)
................. 669,878 79,380,543
Value Line, Inc. ...................... 9,917 401,440
Victory Capital Holdings, Inc. , Class A ....... 121,668 10,227,412
Wealthfront Corp.
(a) (b)
.................. 252,197 2,254,641
Webull Corp.
(a) (b)
..................... 2,869,131 18,706,734
WisdomTree, Inc. ..................... 1,245,596 21,100,396
412,950,868
Chemicals — 1.7%
ASP Isotopes, Inc.
(a) (b)
.................. 900,467 5,600,905
Balchem Corp. ...................... 284,571 48,078,270
Chemours Co. (The) ................... 1,413,607 29,007,216
Ecovyst, Inc.
(b)
....................... 796,348 9,914,532
Flotek Industries, Inc.
(a) (b)
................ 127,844 3,006,891
Hawkins, Inc. ....................... 181,089 25,732,747
Ingevity Corp.
(b)
...................... 328,040 24,494,747
Perimeter Solutions, Inc.
(b)
............... 1,398,912 49,871,213
PureCycle Technologies, Inc.
(a) (b)
........... 1,365,268 11,072,323
Sensient Technologies Corp. ............. 396,687 48,907,540
Solesence, Inc.
(b)
..................... 25,280 18,581
255,704,965
Commercial Services & Supplies — 1.0%
ACV Auctions, Inc. , Class A
(a) (b)
............ 1,012,707 7,281,363
Brink's Co. (The) ..................... 384,637 36,344,350
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 588,068 57,024,954
Cimpress plc
(b)
....................... 145,745 14,822,267
Healthcare Services Group, Inc.
(b)
.......... 325,573 7,996,073
Interface, Inc. , Class A
(a)
................ 62,830 2,251,827
LanzaTech Global, Inc.
(a) (b)
............... 27,477 187,393
Liquidity Services, Inc.
(a) (b)
............... 223,476 8,742,381
OPENLANE, Inc.
(b)
.................... 394,611 16,273,758
Perma-Fix Environmental Services, Inc.
(a) (b)
... 143,240 2,046,900
Quad/Graphics, Inc. , Class A ............. 211,752 1,785,069
154,756,335
Communications Equipment — 1.0%
(b)
ADTRAN Holdings, Inc.
(a)
............... 719,497 10,001,008
BK Technologies Corp.
(a)
................ 28,433 2,444,669
Calix, Inc.
(a)
......................... 544,933 20,336,900
Digi International, Inc. .................. 304,094 22,791,845
Extreme Networks, Inc. ................. 1,195,004 38,682,279
Harmonic, Inc. ....................... 1,021,032 16,673,453
Inseego Corp.
(a)
...................... 85,603 884,279
Lantronix, Inc. ....................... 332,328 1,954,089
Ondas, Inc.
(a)
........................ 4,489,974 36,997,386
150,765,908
Construction & Engineering — 3.1%
Arcosa, Inc. ........................ 137,512 19,979,118
Argan, Inc. ......................... 126,405 100,940,713
Bowman Consulting Group Ltd.
(a) (b)
......... 135,877 3,967,608
Cardinal Infrastructure Group, Inc. , Class A
(a) (b)
. 157,347 14,822,087
Centuri Holdings, Inc.
(b)
................. 814,382 24,626,912
Construction Partners, Inc. , Class A
(a) (b)
...... 445,043 52,857,757

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Fluor Corp.
(b)
........................ 403,168 $ 21,121,971
Granite Construction, Inc. ............... 367,716 58,128,545
INNOVATE Corp.
(b)
.................... 46,704 871,964
Legence Corp. , Class A
(a) (b)
.............. 540,487 46,065,707
Limbach Holdings, Inc.
(a) (b)
............... 104,424 8,040,648
Matrix Service Co.
(b)
................... 61,874 847,674
MYR Group, Inc.
(b)
.................... 144,049 72,082,120
NWPX Infrastructure, Inc.
(b)
.............. 76,319 11,443,271
Orion Group Holdings, Inc.
(b)
............. 366,983 6,172,654
Shimmick Corp.
(b)
..................... 193,512 884,350
Tutor Perini Corp. .................... 421,842 35,000,231
477,853,330
Construction Materials — 0.4%
Knife River Corp.
(a) (b)
................... 534,016 44,670,438
Smith-Midland Corp.
(a) (b)
................ 28,348 822,092
Titan America SA
(a)
.................... 208,747 3,895,219
United States Lime & Minerals, Inc. ......... 101,534 10,627,564
60,015,313
Consumer Finance — 1.5%
Atlanticus Holdings Corp.
(a) (b)
............. 47,553 4,862,294
Dave, Inc. , Class A
(a) (b)
................. 94,391 35,169,143
Enova International, Inc.
(a) (b)
.............. 224,099 53,947,352
FirstCash Holdings, Inc. ................ 379,000 81,985,280
Happen, Inc.
(b)
....................... 251,433 5,214,720
Jefferson Capital, Inc. .................. 139,016 2,706,642
LendingTree, Inc.
(a) (b)
.................. 38,994 1,727,044
NerdWallet, Inc. , Class A
(a) (b)
............. 309,759 2,865,271
OppFi, Inc. , Class A
(b)
.................. 242,695 2,409,961
PROG Holdings, Inc. .................. 164,750 7,678,997
Regional Management Corp. ............. 13,064 538,237
Upstart Holdings, Inc.
(a) (b)
................ 786,950 27,881,639
226,986,580
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) .................. 66,801 4,569,188
Chefs' Warehouse, Inc. (The)
(a) (b)
.......... 342,504 32,914,635
Natural Grocers by Vitamin Cottage, Inc. ..... 44,753 1,388,238
PriceSmart, Inc. ...................... 242,492 47,368,387
United Natural Foods, Inc.
(b)
.............. 67,240 3,070,851
Yesway, Inc. , Class A
(b)
................. 11,287 229,126
89,540,425
Containers & Packaging — 0.0%
Ardagh Metal Packaging SA ............. 361,269 1,712,415
Myers Industries, Inc. .................. 50,073 1,768,078
3,480,493
Distributors — 0.1%
GigaCloud Technology, Inc. , Class A
(b)
....... 238,981 7,551,800
Gold.com, Inc. ....................... 40,815 1,698,312
9,250,112
Diversified Consumer Services — 1.5%
American Public Education, Inc.
(a) (b)
......... 167,775 9,009,517
Carriage Services, Inc. , Class A ........... 104,498 4,006,453
Coursera, Inc.
(b)
...................... 227,936 1,285,559
Covista, Inc.
(a) (b)
...................... 316,780 39,489,795
Driven Brands Holdings, Inc.
(a) (b)
........... 569,892 7,944,294
Frontdoor, Inc.
(b)
...................... 658,935 51,126,767
Laureate Education, Inc.
(b)
............... 1,125,233 40,868,463
Lincoln Educational Services Corp.
(b)
........ 277,701 13,857,280
McGraw Hill, Inc.
(b)
.................... 233,319 2,209,531
OneSpaWorld Holdings Ltd. .............. 816,498 23,057,904
Phoenix Education Partners, Inc.
(a)
......... 47,209 1,550,816
Stride, Inc.
(a) (b)
....................... 262,105 22,603,935
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Universal Technical Institute, Inc.
(a) (b)
........ 441,151 $ 18,868,028
235,878,342
Diversified REITs — 0.0%
Gladstone Commercial Corp. ............. 88,612 1,089,928
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a) (b)
...................... 107,463 11,062,241
Bandwidth, Inc. , Class A
(a) (b)
.............. 272,892 17,274,063
Cogent Communications Holdings, Inc. ...... 461,401 6,404,246
IDT Corp. , Class B .................... 127,200 7,397,952
Liberty Latin America Ltd. , Class A
(b)
........ 209,410 1,641,774
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 886,326 6,904,480
Uniti Group, Inc. ..................... 1,096,710 12,579,264
63,264,020
Electrical Equipment — 1.8%
Allient, Inc.
(a)
........................ 137,047 14,106,248
American Superconductor Corp.
(a) (b)
........ 433,355 17,988,566
Amprius Technologies, Inc.
(a) (b)
............ 1,252,455 17,359,026
Array Technologies, Inc.
(a) (b)
.............. 267,077 1,979,041
Babcock & Wilcox Enterprises, Inc.
(b)
........ 56,913 802,473
ChargePoint Holdings, Inc.
(a) (b)
............ 225,917 1,335,169
Energous Corp.
(a) (b)
.................... 41,688 1,002,596
Energy Vault Holdings, Inc.
(a) (b)
............ 1,243,895 5,858,745
EnerSys
(a)
.......................... 319,816 74,779,377
Enovix Corp.
(a) (b)
...................... 1,825,293 11,079,529
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 3,144,313 18,488,560
Espey Mfg. & Electronics Corp. ........... 21,724 1,463,111
Fluence Energy, Inc. , Class A
(a) (b)
.......... 805,111 16,005,607
GrafTech International Ltd.
(a) (b)
............ 107,694 636,472
LSI Industries, Inc. .................... 254,844 6,773,754
NuScale Power Corp. , Class A
(a) (b)
.......... 2,994,809 30,037,934
Plug Power, Inc.
(a) (b)
................... 12,529,081 33,953,810
Power Solutions International, Inc.
(a) (b)
....... 76,267 2,966,024
Preformed Line Products Co. ............. 23,578 9,680,184
SES AI Corp. , Class A
(a) (b)
............... 229,248 220,124
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 1,469,761 14,550,634
Tigo Energy, Inc.
(b)
.................... 362,649 844,972
281,911,956
Electronic Equipment, Instruments & Components — 3.6%
Aeva Technologies, Inc.
(a) (b)
.............. 254,469 7,308,350
Arlo Technologies, Inc.
(a) (b)
............... 998,232 13,456,167
Badger Meter, Inc. .................... 274,003 40,656,565
Bel Fuse, Inc. , Class A ................. 16,048 4,673,659
Bel Fuse, Inc. , Class B, NVS
(a)
............ 112,428 37,443,021
Belden, Inc. ........................ 362,350 43,449,388
Benchmark Electronics, Inc. ............. 154,323 15,227,050
Climb Global Solutions, Inc. .............. 156,091 3,622,872
CTS Corp. ......................... 193,751 12,630,628
Daktronics, Inc.
(b)
..................... 372,321 7,282,599
Evolv Technologies Holdings, Inc.
(b)
......... 1,537,077 8,915,047
Frequency Electronics, Inc.
(a) (b)
............ 63,643 4,222,713
Knowles Corp.
(b)
..................... 740,655 30,722,369
LightPath Technologies, Inc. , Class A
(a) (b)
..... 495,129 8,095,359
Lightwave Logic, Inc.
(a) (b)
................ 1,444,425 13,664,260
Mirion Technologies, Inc. , Class A
(a) (b)
....... 1,932,361 34,647,233
M-Tron Industries, Inc.
(a) (b)
............... 39,247 3,891,340
Napco Security Technologies, Inc. ......... 320,808 12,184,288
nLight, Inc.
(a) (b)
....................... 520,478 36,235,678
Novanta, Inc.
(a) (b)
..................... 333,746 54,146,951
OSI Systems, Inc.
(a) (b)
.................. 147,478 32,253,439
Ouster, Inc. , Class A
(a) (b)
................ 572,759 35,808,893
Plexus Corp.
(b)
....................... 249,261 74,945,305
RF Industries Ltd.
(b)
................... 78,576 1,666,597

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Syntec Optics Holdings, Inc.
(a) (b)
........... 65,913 $ 820,617
Unusual Machines, Inc.
(a) (b)
.............. 427,567 9,534,744
Vishay Precision Group, Inc.
(b)
............ 61,771 9,260,091
Vuzix Corp.
(a) (b)
...................... 563,207 1,633,300
558,398,523
Energy Equipment & Services — 3.0%
Archrock, Inc. ....................... 1,607,804 65,453,701
Borr Drilling Ltd.
(a) (b)
................... 1,713,876 7,078,308
Cactus, Inc. , Class A .................. 648,942 33,245,299
Energy Services of America Corp. ......... 131,051 2,534,526
Flowco Holdings, Inc. , Class A ............ 337,733 7,207,222
Forum Energy Technologies, Inc.
(b)
......... 42,073 2,113,327
Helix Energy Solutions Group, Inc.
(b)
........ 330,077 2,884,873
Helmerich & Payne, Inc. ................ 292,978 9,592,100
Innovex International, Inc.
(b)
.............. 70,898 1,758,270
Kodiak Gas Services, Inc. ............... 929,666 69,845,806
Liberty Energy, Inc. , Class A ............. 1,346,404 35,262,321
National Energy Services Reunited Corp.
(a) (b)
.. 566,062 16,942,236
Natural Gas Services Group, Inc. .......... 92,370 3,984,842
Noble Corp. plc ...................... 1,104,053 41,181,177
Oceaneering International, Inc.
(a) (b)
......... 847,118 34,325,221
ProPetro Holding Corp.
(b)
................ 920,927 13,206,093
Select Water Solutions, Inc. , Class A ........ 1,047,734 20,933,725
Smart Sand, Inc. ..................... 32,271 161,678
Solaris Energy Infrastructure, Inc. , Class A
(a)
... 491,343 39,533,458
TETRA Technologies, Inc.
(a) (b)
............. 1,198,776 13,582,132
Tidewater, Inc.
(a) (b)
.................... 461,076 30,721,494
Valaris Ltd.
(b)
........................ 89,982 6,532,693
458,080,502
Entertainment — 1.1%
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 63,465 3,573,714
Atlanta Braves Holdings, Inc. , Class C, NVS
(b)
. 457,808 23,760,235
Cinemark Holdings, Inc. ................ 980,038 31,096,606
CuriosityStream, Inc. , Class A ............ 370,739 986,166
IMAX Corp.
(a) (b)
...................... 423,927 16,897,730
Lionsgate Studios Corp.
(b)
............... 1,839,450 28,161,980
Madison Square Garden Entertainment Corp. ,
Class A
(a) (b)
....................... 366,900 29,678,541
Marcus Corp. (The) ................... 125,038 2,933,391
Playtika Holding Corp. ................. 155,460 578,311
Reservoir Media, Inc.
(b)
................. 14,768 146,056
Starz Entertainment Corp.
(b)
.............. 30,011 866,117
Stubhub Holdings, Inc. , Class A
(a) (b)
......... 2,053,800 26,432,406
165,111,253
Financial Services — 1.4%
Better Home & Finance Holding Co. , Class A
(b)
. 74,701 2,054,278
Bladex, Inc. , Class E .................. 26,819 1,648,564
Burford Capital Ltd. ................... 1,320,090 5,412,369
Cass Information Systems, Inc. ........... 99,467 5,104,646
Compass Diversified Holdings
(b)
........... 287,898 3,068,993
Dlocal Ltd. , Class A ................... 852,134 11,073,481
EVERTEC, Inc. ...................... 574,448 15,958,165
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 9,861 1,965,002
Flywire Corp.
(a) (b)
..................... 1,027,444 18,052,191
International Money Express, Inc.
(a) (b)
........ 262,130 3,787,779
Marqeta, Inc. , Class A
(b)
................ 3,223,953 13,089,249
Merchants Bancorp ................... 82,664 4,133,200
NCR Atleos Corp.
(b)
................... 680,853 29,555,829
Paymentus Holdings, Inc. , Class A
(a) (b)
....... 547,464 13,226,730
Payoneer Global, Inc.
(b)
................. 2,443,066 17,394,630
Paysign, Inc.
(a) (b)
...................... 416,271 3,409,260
Priority Technology Holdings, Inc.
(a) (b)
........ 289,754 1,932,659
Security
Shares
Shares Value
Financial Services (continued)
Remitly Global, Inc.
(b)
.................. 1,419,569 $ 31,812,541
Sezzle, Inc.
(a) (b)
...................... 150,891 25,897,422
StoneCo Ltd. , Class A
(a)
................ 255,256 2,766,975
211,343,963
Food Products — 0.2%
Alico, Inc. .......................... 17,865 739,075
BRC, Inc. , Class A
(a) (b)
.................. 120,227 133,452
Forafric Global plc
(a) (b)
.................. 33,718 339,877
John B Sanfilippo & Son, Inc. ............. 8,047 691,962
Lifeway Foods, Inc.
(a) (b)
................. 52,797 1,575,462
Mama's Creations, Inc.
(b)
................ 352,050 6,284,092
Marzetti Co. (The) .................... 166,198 18,973,164
Westrock Coffee Co.
(a) (b)
................ 331,079 2,685,051
31,422,135
Ground Transportation — 0.2%
ArcBest Corp. ....................... 128,649 18,466,277
Covenant Logistics Group, Inc. , Class A ...... 124,980 5,521,616
FTAI Infrastructure, Inc. ................. 1,030,632 4,782,133
Hertz Global Holdings, Inc.
(a) (b)
............ 67,404 152,670
RXO, Inc.
(a) (b)
........................ 81,003 2,234,873
Werner Enterprises, Inc. ................ 89,632 3,908,852
35,066,421
Health Care Equipment & Supplies — 3.3%
Accuray, Inc.
(b)
....................... 105,609 27,226
Alphatec Holdings, Inc.
(a) (b)
............... 1,140,769 9,867,652
AngioDynamics, Inc.
(b)
................. 83,562 1,087,142
Artivion, Inc.
(b)
....................... 427,796 9,612,576
AtriCure, Inc.
(a) (b)
..................... 459,104 12,845,730
AxoGen, Inc.
(b)
....................... 484,080 22,359,655
Bioventus, Inc. , Class A
(a) (b)
.............. 450,859 4,256,109
Butterfly Network, Inc. , Class A
(b)
.......... 1,935,957 16,300,758
CapsoVision, Inc.
(a) (b)
.................. 317,815 2,409,038
Carlsmed, Inc.
(a) (b)
.................... 44,280 459,626
Ceribell, Inc.
(a) (b)
...................... 257,714 5,012,537
Cerus Corp.
(a) (b)
...................... 1,861,181 5,434,649
ClearPoint Neuro, Inc.
(a) (b)
............... 263,716 4,704,693
CVRx, Inc.
(a) (b)
....................... 155,407 798,792
Delcath Systems, Inc.
(a) (b)
............... 39,372 495,693
Electromed, Inc.
(a) (b)
................... 62,476 2,642,735
Establishment Labs Holdings, Inc.
(a) (b)
....... 253,571 21,758,928
Glaukos Corp.
(b)
...................... 530,416 74,130,940
Haemonetics Corp.
(b)
.................. 409,304 30,697,800
Hyperfine, Inc. , Class A
(a) (b)
.............. 732,376 988,708
Inspire Medical Systems, Inc.
(a) (b)
.......... 231,195 10,313,609
iRadimed Corp. ...................... 79,431 7,590,426
IRhythm Holdings, Inc.
(b)
................ 304,631 36,235,857
Kestra Medical Technologies Ltd.
(a) (b)
........ 250,446 6,371,346
KORU Medical Systems, Inc.
(b)
............ 421,810 1,771,602
Lantheus Holdings, Inc.
(a) (b)
.............. 600,822 66,655,193
LeMaitre Vascular, Inc. ................. 201,039 19,291,702
LENSAR, Inc.
(b)
...................... 2,984 17,039
LivaNova plc
(b)
....................... 110,709 9,103,601
Lucid Diagnostics, Inc.
(a) (b)
............... 1,391,107 1,488,485
Merit Medical Systems, Inc.
(a) (b)
............ 52,817 3,662,331
NeuroPace, Inc.
(b)
.................... 247,947 3,939,878
Novocure Ltd.
(b)
...................... 914,541 13,855,296
Orchestra BioMed Holdings, Inc.
(b)
......... 372,852 1,608,856
OrthoPediatrics Corp.
(b)
................. 42,063 804,665
PROCEPT BioRobotics Corp.
(a) (b)
.......... 516,618 11,665,234
Pro-Dex, Inc.
(a) (b)
..................... 20,476 1,198,870
Pulse Biosciences, Inc.
(a) (b)
............... 173,596 4,813,817
Sanara Medtech, Inc.
(a) (b)
................ 31,548 744,217
Senseonics Holdings, Inc.
(a) (b)
............. 369,091 2,096,437

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Shoulder Innovations, Inc.
(b)
.............. 7,011 $ 142,183
SI-BONE, Inc.
(a) (b)
..................... 402,835 6,574,267
Sight Sciences, Inc.
(a) (b)
................. 373,116 2,022,289
STAAR Surgical Co.
(a) (b)
................. 283,833 8,143,169
Stereotaxis, Inc.
(a) (b)
................... 637,801 1,097,018
Tactile Systems Technology, Inc.
(b)
......... 178,961 5,329,459
Tandem Diabetes Care, Inc.
(a) (b)
........... 642,348 9,693,031
TransMedics Group, Inc.
(a) (b)
.............. 315,595 20,961,820
UFP Technologies, Inc.
(a) (b)
............... 70,116 18,589,855
501,672,539
Health Care Providers & Services — 4.2%
agilon health, Inc.
(a) (b)
.................. 116,967 12,536,523
AirSculpt Technologies, Inc.
(a) (b)
........... 92,127 414,572
Alignment Healthcare, Inc.
(a) (b)
............ 1,608,017 38,286,885
Astrana Health, Inc.
(a) (b)
................. 419,557 19,471,640
Aveanna Healthcare Holdings, Inc.
(b)
........ 588,827 5,046,247
BrightSpring Health Services, Inc.
(b)
........ 1,500,930 104,674,858
Clover Health Investments Corp. , Class A
(a) (b)
.. 3,869,622 20,276,819
Concentra Group Holdings Parent, Inc. ...... 1,084,585 32,266,404
CorVel Corp.
(b)
....................... 271,689 16,985,996
GeneDx Holdings Corp. , Class A
(a) (b)
........ 183,906 12,625,147
Guardian Pharmacy Services, Inc. , Class A
(a) (b)
. 165,545 6,931,369
HealthEquity, Inc.
(a) (b)
.................. 780,395 70,485,276
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 1,987,390 68,902,811
Hinge Health, Inc. , Class A
(a) (b)
............ 384,135 31,883,205
InfuSystem Holdings, Inc.
(b)
.............. 180,381 1,740,677
Innovage Holding Corp.
(a) (b)
.............. 205,449 2,434,571
LifeStance Health Group, Inc.
(a) (b)
.......... 1,761,124 18,861,638
National HealthCare Corp. ............... 35,976 7,603,887
NeoGenomics, Inc.
(a) (b)
................. 115,535 1,685,656
NRC Health ........................ 110,646 2,386,634
Nutex Health, Inc.
(a) (b)
.................. 46,907 8,015,937
Omada Health, Inc.
(a) (b)
................. 332,928 7,307,770
Oncology Institute, Inc. (The)
(b)
............ 548,629 2,979,055
Option Care Health, Inc.
(a) (b)
.............. 1,196,001 25,080,141
PACS Group, Inc.
(a) (b)
.................. 428,081 18,253,374
Pennant Group, Inc. (The)
(a) (b)
............ 319,239 11,795,881
Privia Health Group, Inc.
(b)
............... 1,111,642 28,602,549
Progyny, Inc.
(a) (b)
..................... 628,372 18,115,965
RadNet, Inc.
(a) (b)
...................... 658,072 40,583,300
Talkspace, Inc.
(b)
..................... 1,344,921 6,993,589
US Physical Therapy, Inc. ............... 93,892 6,448,503
Viemed Healthcare, Inc.
(b)
............... 318,734 3,633,568
653,310,447
Health Care REITs — 0.0%
Strawberry Fields REIT, Inc. ............. 70,130 964,288
Universal Health Realty Income Trust ....... 110,085 4,828,328
5,792,616
Health Care Technology — 0.3%
(b)
Claritev Corp. , Class A
(a)
................ 22,305 760,824
Evolent Health, Inc. , Class A ............. 379,959 2,059,378
HeartFlow, Inc.
(a)
..................... 739,261 21,689,918
LifeMD, Inc.
(a)
....................... 283,306 1,170,054
Phreesia, Inc. ....................... 383,824 3,949,549
Schrodinger, Inc.
(a)
.................... 541,653 8,801,861
Simulations Plus, Inc. .................. 112,921 2,067,583
40,499,167
Hotel & Resort REITs — 0.7%
DiamondRock Hospitality Co. ............. 1,204,103 14,665,975
Ryman Hospitality Properties, Inc. ......... 577,700 74,263,335
Sunstone Hotel Investors, Inc. ............ 1,050,278 12,025,683
Security
Shares
Shares Value
Hotel & Resort REITs (continued)
Xenia Hotels & Resorts, Inc. ............. 131,904 $ 2,685,565
103,640,558
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc. , Class A
(b)
........ 486,432 6,133,908
BJ's Restaurants, Inc.
(b)
................. 125,377 7,614,772
Black Rock Coffee Bar, Inc. , Class A
(b)
....... 165,390 1,371,083
Brightstar Lottery plc .................. 249,310 2,672,603
Brinker International, Inc.
(a) (b)
............. 400,015 67,202,520
Cheesecake Factory, Inc. (The) ........... 435,434 34,634,420
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 254,967 2,906,624
Dine Brands Global, Inc. ................ 20,627 740,509
Genius Sports Ltd.
(b)
................... 494,339 2,995,694
Global Business Travel Group I
(b)
.......... 73,353 688,785
Hilton Grand Vacations, Inc.
(a) (b)
........... 521,668 27,319,753
Inspired Entertainment, Inc.
(a) (b)
............ 215,930 1,781,423
Jack in the Box, Inc.
(b)
.................. 11,816 186,811
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 64,699 3,724,074
Life Time Group Holdings, Inc.
(b)
........... 79,942 3,264,831
Lindblad Expeditions Holdings, Inc.
(a) (b)
...... 459,916 12,988,028
Monarch Casino & Resort, Inc. ............ 112,691 14,831,263
Nathan's Famous, Inc. ................. 12,010 1,220,216
Navan, Inc. , Class A
(a) (b)
................. 927,385 21,209,295
Papa John's International, Inc. ............ 24,422 897,997
Pursuit Attractions & Hospitality, Inc.
(a) (b)
...... 12,957 725,203
Red Rock Resorts, Inc. , Class A ........... 442,488 28,788,269
Rush Street Interactive, Inc. , Class A
(a) (b)
..... 925,402 27,521,456
Sabre Corp.
(a) (b)
...................... 895,167 1,870,899
Serve Robotics, Inc.
(a) (b)
................. 185,104 1,217,984
Shake Shack, Inc. , Class A
(a) (b)
............ 363,829 20,381,701
Six Flags Entertainment Corp.
(a) (b)
.......... 891,818 18,995,723
Super Group SGHC Ltd. ................ 1,509,454 20,453,102
Sweetgreen, Inc. , Class A
(a) (b)
............. 602,557 5,308,527
Target Hospitality Corp.
(a) (b)
.............. 282,477 5,751,232
United Parks & Resorts, Inc.
(a) (b)
........... 184,968 8,830,372
Wendy's Co. (The)
(a)
................... 1,413,861 11,720,908
Xponential Fitness, Inc. , Class A
(a) (b)
........ 333,858 2,310,297
368,260,282
Household Durables — 0.9%
Cavco Industries, Inc.
(b)
................. 72,327 44,436,262
Champion Homes, Inc.
(b)
................ 221,634 19,530,388
GoPro, Inc. , Class A
(b)
.................. 938,932 730,489
Installed Building Products, Inc. ........... 219,599 50,472,634
Lovesac Co. (The)
(a) (b)
.................. 90,788 1,515,252
Sonos, Inc.
(b)
........................ 1,051,741 14,230,056
XMAX, Inc.
(a) (b)
....................... 518,321 4,711,538
135,626,619
Household Products — 0.3%
Energizer Holdings, Inc. ................ 482,960 10,354,662
Oil-Dri Corp. of America ................ 78,291 8,002,123
WD-40 Co. ......................... 126,059 30,713,015
49,069,800
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.
(a) (b)
................. 330,144 5,741,204
Montauk Renewables, Inc.
(a) (b)
............ 207,161 323,171
Ormat Technologies, Inc. ................ 48,227 5,251,921
11,316,296
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(a)
........ 261,423 7,803,477
Insurance — 1.4%
Abacus Global Management, Inc.
(a)
......... 193,345 2,070,725
Accelerant Holdings , Class A
(a) (b)
........... 516,737 6,056,158

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
901,911 $ 23,972,794
Crawford & Co. , Class A, NVS ............ 125,454 1,413,867
Exzeo Group, Inc.
(a) (b)
.................. 76,932 1,297,843
F&G Annuities & Life, Inc. ............... 19,082 507,390
Goosehead Insurance, Inc. , Class A
(b)
....... 20,610 999,585
Kestrel Group Ltd.
(b)
................... 2,981 26,829
Kingsway Corp.
(a) (b)
.................... 202,616 2,111,259
Lemonade, Inc.
(a) (b)
.................... 661,915 43,057,571
Mercury General Corp. ................. 23,362 2,490,856
Neptune Insurance Holdings, Inc. , Class A
(a) (b)
.. 109,400 3,446,100
Oscar Health, Inc. , Class A
(b)
............. 2,216,578 63,216,805
Palomar Holdings, Inc.
(b)
................ 244,473 30,898,942
Pelagos Insurance Capital Ltd. ............ 233,439 5,684,240
Root, Inc. , Class A
(a) (b)
.................. 120,514 6,739,143
Skyward Specialty Insurance Group, Inc.
(a) (b)
... 252,229 14,717,562
Trupanion, Inc.
(a) (b)
.................... 317,624 7,867,546
216,575,215
Interactive Media & Services — 0.4%
(b)
Arena Group Holdings, Inc. (The) .......... 17,546 14,563
Cargurus, Inc. , Class A ................. 692,935 23,622,154
fuboTV, Inc. , Class A
(a)
................. 32,586 299,791
Grindr, Inc.
(a)
........................ 245,820 3,532,433
MediaAlpha, Inc. , Class A ............... 281,131 3,533,817
QuinStreet, Inc.
(a)
..................... 516,972 7,573,640
RUM Group, Inc. , Class A
(a)
.............. 1,033,684 6,553,557
TripAdvisor, Inc.
(a)
.................... 568,672 7,796,493
WeShop Holdings Ltd. , Class A
(a)
.......... 32,203 250,861
Yelp, Inc. , Class A .................... 196,872 4,827,302
58,004,611
IT Services — 0.3%
Backblaze, Inc. , Class A
(b)
............... 548,736 8,702,953
BigBear.ai Holdings, Inc.
(a) (b)
.............. 1,131,440 4,152,385
Brand Engagement Network, Inc.
(a) (b)
........ 37,317 638,494
Commerce.com, Inc.
(a) (b)
................ 710,862 2,104,151
Crexendo, Inc.
(a) (b)
.................... 172,922 1,291,727
CSP, Inc. .......................... 1,336 10,608
Fastly, Inc. , Class A
(b)
.................. 1,409,014 25,869,497
Hackett Group, Inc. (The) ............... 200,670 2,161,216
Rackspace Technology, Inc.
(a) (b)
........... 233,013 1,521,575
SharonAI Holdings, Inc.
(b)
............... 40,059 3,391,395
TSS, Inc.
(a) (b)
........................ 227,534 2,798,668
Tucows, Inc. , Class A
(a) (b)
................ 44,023 592,990
53,235,659
Leisure Products — 0.5%
Acushnet Holdings Corp.
(a)
.............. 257,450 30,515,548
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 16,102 415,754
Peloton Interactive, Inc. , Class A
(b)
......... 1,475,535 8,720,412
Polaris, Inc. ......................... 503,539 34,462,209
74,113,923
Life Sciences Tools & Services — 0.6%
10X Genomics, Inc. , Class A
(a) (b)
........... 1,048,767 40,209,727
Adaptive Biotechnologies Corp.
(a) (b)
......... 1,417,134 30,397,524
Alamar Biosciences, Inc.
(b)
............... 85,656 2,320,421
Alpha Teknova, Inc.
(a) (b)
................. 95,889 544,649
BioLife Solutions, Inc.
(a) (b)
................ 76,908 2,171,882
Codexis, Inc.
(a) (b)
..................... 693,430 1,567,152
Lifecore Biomedical, Inc.
(a) (b)
.............. 28,105 147,551
Mesa Laboratories, Inc. ................ 50,052 4,982,677
Nautilus Biotechnology, Inc.
(b)
............. 66,822 124,957
OmniAb, Inc., 12.50 Earnout Shares
(b) (d)
...... 5,861 —
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
OmniAb, Inc., 15.00 Earnout Shares
(b) (d)
...... 5,861 $ —
Pacific Biosciences of California, Inc.
(a) (b)
..... 2,463,841 4,139,253
86,605,793
Machinery — 4.0%
Aebi Schmidt Holding AG ............... 25,812 323,941
Albany International Corp. , Class A ......... 89,169 6,643,091
Alliance Laundry Holdings, Inc.
(a) (b)
......... 411,162 10,904,016
Astec Industries, Inc. .................. 22,433 1,372,675
Atmus Filtration Technologies, Inc.
(a)
........ 714,094 36,411,653
Blue Bird Corp.
(a) (b)
.................... 293,545 23,178,313
CECO Environmental Corp.
(a) (b)
........... 485,414 44,046,461
Douglas Dynamics, Inc. ................ 196,695 10,611,695
Elmet Group Co. (The)
(b)
................ 93,131 1,838,406
Energy Recovery, Inc.
(a) (b)
............... 421,701 3,803,743
Enerpac Tool Group Corp. , Class A ......... 479,757 17,204,086
Enpro, Inc. ......................... 185,829 70,044,525
ESCO Technologies, Inc. ............... 243,727 85,314,199
Federal Signal Corp. .................. 561,712 72,174,375
Franklin Electric Co., Inc. ............... 352,331 37,766,360
FreightCar America, Inc.
(a) (b)
.............. 130,430 1,270,388
Gorman-Rupp Co. (The) ................ 196,698 18,045,075
Graham Corp.
(a) (b)
..................... 98,444 12,186,383
Helios Technologies, Inc. ................ 33,349 2,976,398
Kadant, Inc. ........................ 110,578 34,746,925
Kennametal, Inc. ..................... 352,738 12,363,467
Microvast Holdings, Inc.
(a) (b)
.............. 1,369,241 1,602,012
Mueller Water Products, Inc. , Class A ....... 1,446,459 37,362,036
Omega Flex, Inc. ..................... 35,280 1,107,439
Palladyne AI Corp.
(a) (b)
.................. 103,877 631,572
Perma-Pipe International Holdings, Inc.
(b)
..... 69,630 1,896,025
Standex International Corp. .............. 111,987 40,054,390
Taylor Devices, Inc.
(b)
.................. 30,187 1,771,373
Trinity Industries, Inc. .................. 384,734 13,304,102
Velo3D, Inc.
(a) (b)
...................... 138,607 2,432,553
Worthington Enterprises, Inc. ............. 102,188 5,493,627
608,881,304
Marine Transportation — 0.0%
Himalaya Shipping Ltd. ................. 277,063 3,701,562
Media — 0.4%
Boston Omaha Corp. , Class A
(b)
........... 12,605 171,932
DoubleVerify Holdings, Inc.
(b)
............. 1,076,919 11,673,802
Emerald Holding, Inc. .................. 135,625 683,550
Entravision Communications Corp. , Class A ... 586,444 7,647,230
Ibotta, Inc. , Class A
(a) (b)
................. 63,519 2,169,809
iHeartMedia, Inc. , Class A
(a) (b)
............. 66,503 285,298
John Wiley & Sons, Inc. , Class A .......... 162,792 7,897,040
Lee Enterprises, Inc.
(a) (b)
................ 17,579 157,508
Magnite, Inc.
(a) (b)
...................... 775,159 14,712,518
MNTN, Inc. , Class A
(b)
.................. 438,822 4,037,162
Newsmax, Inc. , Class B
(a) (b)
.............. 449,880 3,725,006
Optimum Communications, Inc. , Class A
(a) (b)
... 328,927 476,944
Scholastic Corp. ..................... 8,744 402,224
Stagwell, Inc. , Class A
(a) (b)
............... 52,136 387,371
USA TODAY Co., Inc.
(a) (b)
................ 1,284,079 10,978,875
65,406,269
Metals & Mining — 2.5%
Alpha Metallurgical Resources, Inc.
(a) (b)
...... 32,322 5,331,191
American Battery Technology Co.
(a) (b)
........ 1,118,522 3,165,417
Ampco-Pittsburgh Corp.
(b)
............... 151,627 1,311,574
Century Aluminum Co.
(b)
................ 645,357 29,692,876
Commercial Metals Co. ................. 170,872 10,722,218
Compass Minerals International, Inc.
(b)
....... 300,268 9,347,343

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Constellium SE , Class A
(a) (b)
.............. 1,246,110 $ 39,713,526
Contango Silver & Gold, Inc.
(a) (b)
........... 246,122 3,886,266
Critical Metals Corp.
(a) (b)
................. 635,163 6,510,421
Dakota Gold Corp.
(a) (b)
.................. 1,092,583 4,654,404
Gold Resource Corp.
(b)
................. 1,444,940 1,820,624
Hycroft Mining Holding Corp. , Class A
(a) (b)
..... 494,546 11,572,376
Idaho Strategic Resources, Inc.
(a) (b)
......... 143,571 4,701,950
Ivanhoe Electric, Inc.
(b)
................. 977,204 9,390,930
Kaiser Aluminum Corp. ................. 152,071 29,749,650
Lifezone Metals Ltd.
(a) (b)
................. 364,608 1,414,679
Materion Corp. ...................... 193,055 57,412,626
McEwen, Inc.
(b)
...................... 246,897 4,476,243
NioCorp Developments Ltd.
(a) (b)
........... 735,507 3,545,144
Novagold Resources, Inc.
(a) (b)
............. 3,203,264 19,123,486
Perpetua Resources Corp.
(a) (b)
............ 792,382 16,449,850
Ramaco Resources, Inc. , Class A
(b)
......... 398,354 5,270,224
Ramaco Resources, Inc. , Class B
(b)
........ 65,951 563,881
Realloys, Inc.
(a) (b)
..................... 532,713 7,697,703
Silver Bow Mining Corp.
(b)
............... 50,004 338,027
SSR Mining, Inc.
(b)
.................... 158,031 4,469,117
United States Antimony Corp.
(a) (b)
.......... 1,214,590 8,817,923
US Gold Corp.
(a) (b)
.................... 134,223 2,057,639
US Goldmining, Inc.
(a) (b)
................. 40,425 328,655
USA Rare Earth, Inc. , Class A
(a) (b)
.......... 1,786,571 38,554,202
Vista Gold Corp.
(b)
.................... 1,352,195 2,582,692
Vox Royalty Corp. .................... 583,534 2,760,116
Warrior Met Coal, Inc. .................. 424,334 34,438,947
381,871,920
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Angel Oak Mortgage REIT, Inc. ........... 73,392 666,399
MFA Financial, Inc. .................... 227,197 2,201,539
PennyMac Mortgage Investment Trust ....... 101,048 1,139,822
4,007,760
Oil, Gas & Consumable Fuels — 2.1%
Aemetis, Inc.
(a) (b)
..................... 376,374 617,253
BKV Corp.
(a) (b)
....................... 227,860 6,234,250
Calumet, Inc.
(b)
...................... 474,761 17,100,891
Centrus Energy Corp. , Class A
(a) (b)
......... 140,849 23,644,322
Comstock Resources, Inc.
(a) (b)
............ 60,012 895,379
Core Natural Resources, Inc. ............. 177,031 14,166,021
CVR Energy, Inc. ..................... 280,700 7,730,478
Delek US Holdings, Inc. ................ 561,815 28,545,820
DHT Holdings, Inc. .................... 1,074,934 17,768,659
Dorian LPG Ltd. ...................... 132,942 4,623,723
Energy Fuels, Inc.
(a) (b)
.................. 2,308,045 33,466,653
Epsilon Energy Ltd. ................... 29,001 156,895
Evolution Petroleum Corp. ............... 282,501 1,039,604
Excelerate Energy, Inc. , Class A ........... 13,877 527,187
FLEX LNG Ltd. ...................... 46,843 1,314,415
Gevo, Inc.
(b)
........................ 456,694 685,041
Granite Ridge Resources, Inc. ............ 342,999 1,512,626
Gulfport Energy Corp.
(a) (b)
............... 114,539 19,437,268
Infinity Natural Resources, Inc. , Class A
(a) (b)
... 157,276 1,997,405
Kinetik Holdings, Inc. , Class A ............ 40,839 1,974,157
Kolibri Global Energy, Inc.
(a) (b)
............. 60,049 299,044
Kosmos Energy Ltd.
(b)
.................. 303,601 640,598
Lightbridge Corp.
(a) (b)
................... 74,582 655,576
Magnolia Oil & Gas Corp. , Class A ......... 1,711,068 43,769,119
NextDecade Corp.
(a) (b)
.................. 286,357 2,159,132
OPAL Fuels, Inc. , Class A
(a) (b)
............. 212,757 468,065
Par Pacific Holdings, Inc.
(b)
.............. 142,130 7,970,650
PrimeEnergy Resources Corp.
(a) (b)
.......... 1,639 273,533
REX American Resources Corp.
(b)
......... 243,520 10,994,928
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Riley Exploration Permian, Inc. ............ 28,572 $ 941,733
Sable Offshore Corp. , Class A
(a) (b)
.......... 1,223,333 3,767,866
SFL Corp. Ltd. , Class B ................ 1,017,764 10,381,193
SM Energy Co. ...................... 121,838 3,179,972
Uranium Energy Corp.
(a) (b)
............... 4,550,928 48,512,892
Ur-Energy, Inc.
(b)
..................... 3,561,598 4,843,773
VAALCO Energy, Inc. .................. 108,901 553,217
Verde Clean Fuels, Inc.
(b)
............... 3,316 3,382
World Kinect Corp. .................... 58,382 1,923,103
324,775,823
Passenger Airlines — 0.4%
(b)
Allegiant Travel Co. ................... 41,814 4,917,326
Frontier Group Holdings, Inc.
(a)
............ 556,898 4,405,063
Joby Aviation, Inc. , Class A
(a)
............. 6,233,980 55,607,102
64,929,491
Personal Care Products — 0.1%
FitLife Brands, Inc.
(a) (b)
.................. 4,364 48,048
Herbalife Ltd.
(a) (b)
..................... 48,062 632,015
Interparfums, Inc. ..................... 170,705 19,095,061
Nature's Sunshine Products, Inc.
(a) (b)
........ 37,114 809,085
Niagen Bioscience, Inc.
(a) (b)
.............. 541,396 1,727,053
Oddity Tech Ltd. , Class A
(a) (b)
............. 56,504 854,906
23,166,168
Pharmaceuticals — 4.2%
Aclaris Therapeutics, Inc.
(b)
.............. 957,104 5,063,080
Alto Neuroscience, Inc.
(b)
................ 239,483 6,319,956
Alumis, Inc.
(b)
....................... 727,042 20,458,962
Amneal Pharmaceuticals, Inc. , Class A
(b)
..... 394,925 6,836,152
Amylyx Pharmaceuticals, Inc.
(b)
........... 845,602 15,187,012
AN2 Therapeutics, Inc.
(b)
................ 29,511 142,833
ANI Pharmaceuticals, Inc.
(b)
.............. 188,941 15,640,536
Aquestive Therapeutics, Inc.
(a) (b)
........... 372,904 1,551,281
Arvinas, Inc.
(a) (b)
...................... 47,044 390,936
AtaiBeckley, Inc.
(b)
.................... 2,605,698 13,732,028
Avalyn Pharma, Inc.
(a) (b)
................. 85,364 2,810,183
BioAge Labs, Inc.
(b)
................... 32,240 790,202
Collegium Pharmaceutical, Inc.
(b)
.......... 302,816 10,961,939
Context Therapeutics, Inc.
(b)
.............. 871,540 482,746
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 953,650 35,685,583
Definium Therapeutics, Inc.
(a) (b)
............ 1,217,593 57,275,575
Edgewise Therapeutics, Inc.
(b)
............ 657,690 26,721,945
Enliven Therapeutics, Inc.
(b)
.............. 393,919 19,991,389
Esperion Therapeutics, Inc.
(a) (b)
............ 875,431 2,766,362
Eton Pharmaceuticals, Inc.
(a) (b)
............ 245,508 8,887,390
Evolus, Inc.
(b)
....................... 555,521 3,855,316
EyePoint, Inc.
(b)
...................... 604,783 8,648,397
Harmony Biosciences Holdings, Inc.
(a) (b)
...... 415,419 15,125,406
Harrow, Inc.
(a) (b)
...................... 297,754 12,645,612
Indivior Pharmaceuticals, Inc.
(a) (b)
.......... 978,200 40,135,546
LB Pharmaceuticals, Inc.
(a) (b)
............. 99,335 3,223,917
Lexicon Pharmaceuticals, Inc.
(b)
........... 2,269,561 5,446,946
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 184,700 58,381,823
Liquidia Corp.
(a) (b)
..................... 648,997 51,744,531
Maze Therapeutics, Inc.
(a) (b)
.............. 275,016 8,206,477
MBX Biosciences, Inc.
(b)
................ 285,384 15,753,197
MediWound Ltd.
(a) (b)
................... 90,765 1,334,245
Nektar Therapeutics
(b)
.................. 284,200 19,840,002
Neumora Therapeutics, Inc.
(b)
............. 868,676 1,476,749
Nuvation Bio, Inc. , Class A
(a) (b)
............ 2,317,655 13,164,280
Ocular Therapeutix, Inc.
(a) (b)
.............. 1,564,537 15,363,753
Omeros Corp.
(a) (b)
..................... 252,009 2,396,606
Pacira BioSciences, Inc.
(a) (b)
.............. 28,353 719,316
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 132,311 1,435,574

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Phibro Animal Health Corp. , Class A ........ 191,319 $ 6,007,417
Rapport Therapeutics, Inc.
(b)
............. 263,218 10,968,294
Relmada Therapeutics, Inc.
(a) (b)
............ 862,289 5,967,040
Septerna, Inc.
(b)
...................... 138,303 4,631,767
SpyGlass Pharma, Inc.
(a) (b)
............... 71,388 1,589,097
Supernus Pharmaceuticals, Inc.
(a) (b)
......... 41,396 1,925,328
Tarsus Pharmaceuticals, Inc.
(b)
............ 385,152 24,241,467
Theravance Biopharma, Inc.
(a) (b)
........... 311,147 5,289,499
Trevi Therapeutics, Inc.
(a) (b)
.............. 985,490 18,379,389
VeraDermics, Inc.
(a) (b)
.................. 133,503 16,412,859
WaVe Life Sciences Ltd.
(a) (b)
.............. 87,813 510,194
Xeris Biopharma Holdings, Inc.
(b)
.......... 1,576,751 12,487,868
Zevra Therapeutics, Inc.
(a) (b)
.............. 174,135 2,497,096
641,501,098
Professional Services — 1.2%
Barrett Business Services, Inc. ............ 206,494 7,334,667
BlackSky Technology, Inc. , Class A
(a) (b)
....... 306,061 8,545,223
CRA International, Inc. ................. 59,389 8,451,055
Exponent, Inc. ....................... 453,430 26,643,547
Falcon's Beyond Global, Inc. , Class A
(a) (b)
..... 229,643 4,115,203
First Advantage Corp.
(a) (b)
............... 551,824 9,960,423
Franklin Covey Co.
(a) (b)
................. 88,038 2,159,572
HireQuest, Inc. ...................... 48,424 608,205
Huron Consulting Group, Inc.
(a) (b)
.......... 152,489 13,748,408
IBEX Holdings Ltd.
(b)
................... 62,264 1,890,958
Innodata, Inc.
(a) (b)
..................... 292,798 22,129,673
Insperity, Inc. ........................ 339,667 14,031,644
Kforce, Inc. ......................... 158,332 7,428,937
Legalzoom.com, Inc.
(b)
................. 1,126,497 6,905,427
Maximus, Inc. ....................... 68,987 3,708,741
Mistras Group, Inc.
(b)
.................. 42,925 749,900
Public Policy Holding Co., Inc.
(a)
........... 41,016 303,929
RCM Technologies, Inc.
(a) (b)
.............. 43,539 1,229,106
Resolute Holdings Management, Inc.
(a) (b)
..... 37,598 5,434,039
Spire Global, Inc. , Class A
(a) (b)
............ 284,442 5,290,621
TriNet Group, Inc. .................... 257,619 12,749,564
Upwork, Inc.
(a) (b)
...................... 309,919 2,590,923
Verra Mobility Corp. , Class A
(b)
............ 1,438,497 6,113,612
Willdan Group, Inc.
(a) (b)
................. 100,782 7,971,856
180,095,233
Real Estate Management & Development — 0.9%
AGNT, Inc. ......................... 885,834 4,792,362
Compass, Inc. , Class A
(a) (b)
.............. 5,638,170 69,518,636
Comstock Holding Cos., Inc. , Class A
(b)
...... 10,797 172,644
Maui Land & Pineapple Co., Inc.
(a) (b)
........ 61,789 1,098,609
Newmark Group, Inc. , Class A ............ 86,765 1,311,019
Opendoor Technologies, Inc. , Class A
(a) (b)
..... 7,184,555 33,192,644
Real Brokerage, Inc. (The)
(a) (b)
............ 1,459,232 2,655,802
St. Joe Co. (The) ..................... 357,702 22,402,876
135,144,592
Residential REITs — 0.0%
UMH Properties, Inc. .................. 64,229 972,427
Retail REITs — 0.4%
Alexander's, Inc. ..................... 20,433 5,630,517
CBL & Associates Properties, Inc. .......... 175,023 9,291,971
NETSTREIT Corp.
(a)
................... 240,873 5,089,646
Saul Centers, Inc. .................... 117,504 4,393,475
Tanger, Inc. ......................... 846,661 33,417,710
57,823,319
Semiconductors & Semiconductor Equipment — 6.3%
ACM Research, Inc. , Class A
(b)
............ 496,002 62,937,694
Aehr Test Systems
(a) (b)
.................. 279,907 26,887,866
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Aeluma, Inc.
(a) (b)
...................... 121,029 $ 2,672,320
Ambarella, Inc.
(b)
..................... 392,303 33,659,597
Ambiq Micro, Inc.
(b)
.................... 170,958 15,095,591
Amtech Systems, Inc.
(b)
................. 109,575 2,528,991
Atomera, Inc.
(a) (b)
..................... 337,318 2,938,040
Axcelis Technologies, Inc.
(b)
.............. 288,578 54,671,102
AXT, Inc.
(a) (b)
........................ 572,299 41,251,312
Blaize Holdings, Inc.
(a) (b)
................ 804,854 1,110,699
CEVA, Inc.
(b)
........................ 236,354 11,146,455
Cohu, Inc.
(b)
........................ 275,986 20,398,125
Diodes, Inc.
(b)
....................... 344,408 37,692,012
Everspin Technologies, Inc.
(a) (b)
............ 182,120 4,403,662
GSI Technology, Inc.
(a) (b)
................ 264,796 2,046,873
Ichor Holdings Ltd.
(b)
................... 322,785 36,242,300
Impinj, Inc.
(a) (b)
....................... 269,138 38,548,636
indie Semiconductor, Inc. , Class A
(a) (b)
....... 1,963,563 8,816,398
inTEST Corp.
(b)
...................... 99,974 1,816,528
Kopin Corp.
(a) (b)
...................... 928,987 4,161,862
Kulicke & Soffa Industries, Inc. ............ 477,245 63,836,291
MaxLinear, Inc. , Class A
(b)
............... 796,809 102,015,456
Navitas Semiconductor Corp. , Class A
(a) (b)
.... 1,690,383 30,291,663
NVE Corp. ......................... 45,918 4,800,727
PDF Solutions, Inc.
(b)
.................. 304,234 21,536,725
Penguin Solutions, Inc.
(b)
................ 462,869 35,182,673
Photronics, Inc.
(b)
..................... 193,696 6,300,931
Power Integrations, Inc. ................ 515,662 43,191,849
QuickLogic Corp.
(a) (b)
................... 100,171 2,000,415
Rigetti Computing, Inc.
(a) (b)
............... 2,906,953 56,162,332
Silicon Laboratories, Inc.
(b)
............... 305,140 66,691,398
SkyWater Technology, Inc.
(a) (b)
............ 343,532 11,961,784
Synaptics, Inc.
(b)
..................... 30,057 3,733,981
T1 Energy, Inc.
(a) (b)
.................... 1,648,483 15,627,619
Toyo Co. Ltd.
(b)
...................... 25,631 178,135
Ultra Clean Holdings, Inc.
(b)
.............. 413,741 58,995,329
Veeco Instruments, Inc.
(b)
............... 553,528 41,957,422
973,490,793
Software — 8.9%
A10 Networks, Inc. .................... 666,735 24,909,220
ACI Worldwide, Inc.
(a) (b)
................. 946,300 47,589,427
Adeia, Inc. ......................... 931,065 30,659,970
Agilysys, Inc.
(a) (b)
..................... 242,249 25,315,021
Alarm.com Holdings, Inc.
(b)
.............. 43,299 2,022,929
Alkami Technology, Inc.
(a) (b)
.............. 625,216 11,328,914
Amplitude, Inc. , Class A
(a) (b)
.............. 881,679 6,744,844
Appian Corp. , Class A
(a) (b)
............... 373,516 8,553,516
Arteris, Inc.
(b)
........................ 296,844 14,423,650
Asana, Inc. , Class A
(a) (b)
................. 911,901 6,383,307
AudioEye, Inc.
(b)
...................... 5,014 29,131
AvePoint, Inc. , Class A
(a) (b)
............... 1,560,113 17,488,867
Bitdeer Technologies Group , Class A
(a) (b)
..... 332,391 5,275,045
Blackbaud, Inc.
(a) (b)
.................... 338,732 10,033,242
BlackLine, Inc.
(a) (b)
.................... 457,977 12,855,414
Blend Labs, Inc. , Class A
(a) (b)
............. 1,469,520 2,512,879
Box, Inc. , Class A
(b)
................... 1,039,230 27,581,164
Braze, Inc. , Class A
(a) (b)
................. 880,408 19,096,050
Cerence, Inc.
(a) (b)
..................... 141,185 1,598,214
Cipher Digital, Inc.
(b)
................... 3,123,743 76,531,704
Clear Secure, Inc. , Class A .............. 877,484 48,902,183
Commvault Systems, Inc.
(a) (b)
............. 411,958 58,386,807
Consensus Cloud Solutions, Inc.
(b)
......... 113,017 4,311,599
Core Scientific, Inc.
(a) (b)
................. 2,513,890 64,330,445
CS Disco, Inc.
(b)
...................... 201,792 762,774
Daily Journal Corp.
(a) (b)
................. 3,618 2,175,105
Digimarc Corp.
(a) (b)
.................... 123,615 1,016,115

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Digital Turbine, Inc.
(a) (b)
................. 127,406 $ 1,643,537
Domo, Inc. , Class B
(b)
.................. 158,293 495,457
Duos Technologies Group, Inc.
(b)
.......... 232,164 2,785,968
D-Wave Quantum, Inc.
(a) (b)
............... 3,397,757 81,512,190
eGain Corp.
(a) (b)
...................... 117,226 738,524
EverCommerce, Inc.
(a) (b)
................ 119,436 1,201,526
Freshworks, Inc. , Class A
(a) (b)
............. 686,431 6,946,682
Hut 8 Corp.
(a) (b)
...................... 500,368 57,764,984
Intapp, Inc.
(a) (b)
....................... 516,365 13,017,562
Intellicheck, Inc.
(a) (b)
................... 172,629 707,779
InterDigital, Inc. ...................... 240,373 68,056,808
JFrog Ltd.
(a) (b)
....................... 1,004,171 91,259,061
Kaltura, Inc.
(a) (b)
...................... 856,000 1,112,800
Keel Infrastructure Corp.
(a) (b)
.............. 1,425,189 8,180,585
Life360, Inc.
(a) (b)
...................... 176,515 9,771,870
LiveRamp Holdings, Inc.
(a) (b)
.............. 575,242 21,652,109
Mitek Systems, Inc.
(a) (b)
................. 394,644 7,944,184
nCino, Inc.
(a) (b)
....................... 926,810 15,153,344
NextNav, Inc.
(a) (b)
..................... 933,335 16,641,363
Ooma, Inc.
(b)
........................ 240,568 4,623,717
PagerDuty, Inc.
(a) (b)
.................... 364,845 3,520,754
Porch Group, Inc.
(a) (b)
.................. 93,933 1,412,752
Progress Software Corp.
(b)
............... 148,189 4,976,187
Q2 Holdings, Inc.
(a) (b)
................... 584,631 28,120,751
Qualys, Inc.
(b)
....................... 334,680 46,015,153
Rapid7, Inc.
(b)
....................... 50,054 405,437
Red Violet, Inc.
(b)
..................... 104,543 6,661,480
ReposiTrak, Inc. ..................... 126,864 1,141,776
Rimini Street, Inc.
(a) (b)
.................. 74,901 319,078
Riot Platforms, Inc.
(b)
.................. 2,175,558 59,566,778
ServiceTitan, Inc. , Class A
(b)
.............. 564,718 39,931,210
Silvaco Group, Inc.
(b)
.................. 113,326 1,562,766
SoundHound AI, Inc. , Class A
(a) (b)
.......... 3,680,388 23,812,110
Sprinklr, Inc. , Class A
(a) (b)
................ 140,512 725,042
Sprout Social, Inc. , Class A
(b)
............. 363,683 2,745,807
SPS Commerce, Inc.
(b)
................. 204,331 11,681,603
Telos Corp.
(b)
........................ 523,604 2,408,578
Tenable Holdings, Inc.
(a) (b)
............... 1,057,601 39,004,325
Teradata Corp.
(b)
..................... 620,553 21,502,161
Varonis Systems, Inc. , Class B
(b)
........... 1,051,100 44,104,156
Veritone, Inc.
(a) (b)
..................... 382,969 524,668
Vertex, Inc. , Class A
(b)
.................. 681,310 7,821,439
Via Transportation, Inc. , Class A
(a) (b)
......... 113,709 2,062,681
Viant Technology, Inc. , Class A
(a) (b)
......... 160,100 2,026,866
Weave Communications, Inc.
(b)
........... 612,268 3,667,485
Workiva, Inc. , Class A
(b)
................. 478,674 23,220,476
Yext, Inc.
(a) (b)
........................ 192,275 897,924
ZenaTech, Inc.
(a) (b)
.................... 298,891 448,337
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 2,089,436 41,120,101
1,363,435,467
Specialized REITs — 0.3%
Outfront Media, Inc. ................... 1,484,370 48,627,961
Specialty Retail — 1.7%
Abercrombie & Fitch Co. , Class A
(b)
......... 410,843 36,979,978
Arhaus, Inc. , Class A .................. 444,022 3,738,665
Arko Corp. ......................... 694,523 5,577,020
ARKO Petroleum Corp. ................. 115,529 2,177,722
Bob's Discount Furniture, Inc.
(a) (b)
.......... 118,051 1,867,567
Boot Barn Holdings, Inc.
(a) (b)
.............. 286,150 47,005,860
Buckle, Inc. (The) .................... 299,248 12,628,266
Build-A-Bear Workshop, Inc. ............. 113,494 3,474,051
Camping World Holdings, Inc. , Class A ...... 292,095 2,228,685
Citi Trends, Inc.
(b)
..................... 43,600 2,521,824
Security
Shares
Shares Value
Specialty Retail (continued)
Envela Corp.
(a) (b)
..................... 64,909 $ 1,874,572
EVgo, Inc. , Class A
(a) (b)
................. 1,277,135 2,439,328
National Vision Holdings, Inc.
(b)
........... 106,651 2,027,436
RealReal, Inc. (The)
(a) (b)
................. 287,837 3,393,598
Rent the Runway, Inc. , Class A
(a) (b)
......... 48,931 154,133
Revolve Group, Inc. , Class A
(b)
............ 394,471 9,029,441
RH
(b)
............................. 144,702 23,836,760
Sonic Automotive, Inc. , Class A ........... 44,778 3,796,727
Stitch Fix, Inc. , Class A
(b)
................ 64,946 266,928
ThredUp, Inc. , Class A
(a) (b)
............... 962,874 6,595,687
Urban Outfitters, Inc.
(b)
................. 204,315 14,477,761
Victoria's Secret & Co.
(a) (b)
............... 649,231 54,197,804
Warby Parker, Inc. , Class A
(a) (b)
............ 953,016 28,914,505
269,204,318
Technology Hardware, Storage & Peripherals — 0.4%
CPI Card Group, Inc.
(b)
................. 74,624 1,550,687
Diebold Nixdorf, Inc.
(a) (b)
................. 209,313 17,795,791
GPGI, Inc. , Class A
(a)
.................. 1,665,352 26,395,829
Infleqtion, Inc.
(a) (b)
..................... 577,251 7,688,983
One Stop Systems, Inc.
(b)
............... 210,215 3,821,709
Quantum Computing, Inc.
(a) (b)
............. 286,457 2,778,633
60,031,632
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.
(b)
.................. 1,104,508 20,510,713
Ermenegildo Zegna NV ................. 428,031 5,572,964
Figs, Inc. , Class A
(a) (b)
.................. 890,215 9,106,899
Fossil Group, Inc.
(a) (b)
.................. 36,377 150,601
Kontoor Brands, Inc. ................... 510,990 42,585,907
Oxford Industries, Inc. ................. 24,024 837,717
Playboy, Inc.
(a) (b)
...................... 480,348 586,024
Steven Madden Ltd. ................... 674,606 28,400,913
Wolverine World Wide, Inc. .............. 620,739 10,260,816
118,012,554
Tobacco — 0.1%
Ispire Technology, Inc.
(b)
................ 10,358 11,601
Turning Point Brands, Inc. ............... 160,122 13,579,947
13,591,548
Trading Companies & Distributors — 1.3%
Alta Equipment Group, Inc. , Class A
(b)
....... 40,708 263,381
Custom Truck One Source, Inc.
(b)
.......... 484,109 5,717,327
Distribution Solutions Group, Inc.
(a) (b)
........ 82,754 2,263,322
DXP Enterprises, Inc.
(a) (b)
................ 119,940 20,238,676
GATX Corp. ........................ 24,048 4,261,065
Global Industrial Co. ................... 139,972 4,683,463
Herc Holdings, Inc. .................... 274,401 39,332,639
Karat Packaging, Inc. .................. 80,856 2,705,442
McGrath RentCorp .................... 26,039 3,151,500
NPK International, Inc.
(b)
................ 761,891 12,121,686
Rush Enterprises, Inc. , Class A ........... 567,143 41,392,932
Rush Enterprises, Inc. , Class B ........... 89,125 6,818,062
Transcat, Inc.
(a) (b)
..................... 48,873 4,533,948
Willis Lease Finance Corp.
(a)
............. 23,511 5,379,317
Xometry, Inc. , Class A
(a) (b)
............... 425,606 41,079,491
193,942,251
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 194,708 1,915,927
Water Utilities — 0.2%
American States Water Co. .............. 259,681 21,457,441
Cadiz, Inc.
(a) (b)
....................... 535,561 2,238,645
Consolidated Water Co. Ltd. ............. 123,542 3,644,489

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Water Utilities (continued)
Global Water Resources, Inc. ............. 30,060 $ 217,634
27,558,209
Wireless Telecommunication Services — 0.0%
(b)
Gogo, Inc.
(a)
........................ 750,721 2,327,235
KORE Group Holdings, Inc. .............. 84,676 781,560
3,108,795
Total Common Stocks — 99 .8%
(Cost: $ 13,418,359,261 ) ............................ 15,330,401,574
Rights
Biotechnology — 0.0%
(b)
Akero Therapeutics, Inc., CVR
(a) (d)
......... 620,049 403,032
Arcellx, Inc., CVR .................... 312,604 21,882
Contra Aduro Biotech I, CVR
(d)
........... 105,692 53,903
Contra Chinook Therape, CVR
(d)
.......... 137,855 23,435
Oncternal Therapeutics, Inc., CVR
(a) (d)
....... 6,020 —
Sanofi Aatd, Inc., CVR
(d)
................ 193,298 322,808
825,060
Total Rights — 0.0%
(Cost: $ 562,415 ) ................................. 825,060
Total Long-Term Investments — 99.8%
(Cost: $ 13,418,921,676 ) ............................ 15,331,226,634
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 15.6%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(g)
................... 2,395,717,833 $ 2,396,436,548
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 1,953,114 1,953,114
Total Short-Term Securities — 15 .6%
(Cost: $ 2,397,644,555 ) ............................ 2,398,389,662
Total Investments — 115 .4%
(Cost: $ 15,816,566,231 ) ............................ 17,729,616,296
Liabilities in Excess of Other Assets — (15.4) % ............ (2,363,465,908)
Net Assets — 100.0% ...............................
$ 15,366,150,388
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,704,871,051 $ 691,393,992
(a)
$ — $ (11,331) $ 182,836 $ 2,396,436,548 2,395,717,833 $ 3,391,821
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,640,065 — (2,686,951)
(a)
— — 1,953,114 1,953,114 165,323 —
$ (11,331) $ 182,836 $ 2,398,389,662 $ 3,557,144 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 168 09/18/26 $ 25,583 $ 111,233

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Russell 2000 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 15,330,401,574 $ — $ — $ 15,330,401,574
Rights ................................................ — 21,882 803,178 825,060
Short-Term Securities
Money Market Funds ...................................... 2,398,389,662 — — 2,398,389,662
$ 17,728,791,236 $ 21,882 $ 803,178 $ 17,729,616,296
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 111,233 $ — $ — $ 111,233
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust